UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY



Investment Company Act file number 811-04264



Name of Fund: BlackRock California Municipal Bond Fund of BlackRock California

Municipal Series Trust



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Anne Ackerley, Chief Executive Officer,

BlackRock California Municipal

Bond Fund of BlackRock California Municipal Series Trust, 40 East 52(nd)

Street, New York City, NY 10022.



Registrant's telephone number, including area code: (800) 441-7762



Date of fiscal year end: 05/31



Date of reporting period: 07/01/2008 -- 06/30/2009



Item 1 -- Proxy Voting Record -- Attached hereto.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be

signed on its behalf by the undersigned, thereunto duly authorized.



BlackRock California Municipal Bond Fund of BlackRock California Municipal

Series Trust



By: /s/ Anne Ackerley

Anne Ackerley

Chief Executive Officer of

BlackRock California Municipal Bond Fund of BlackRock California Municipal

Series Trust



Date: August 14, 2009




******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04264
Reporting Period: 07/01/2008 - 06/30/2009
BlackRock California Municipal Series Trust









=================== BLACKROCK CALIFORNIA MUNICIPAL BOND FUND ===================


BLACKROCK CALIFORNIA INSURED MUNICIPAL 2008 TERM TRUST INC, THE

Ticker:                      Security ID:  09247G108
Meeting Date: SEP 12, 2008   Meeting Type: Annual
Record Date:  JUL 14, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director G.N. Beckwith, III      For       For          Management
1.2   Elect  Director Kent Dixon              For       For          Management
1.3   Elect  Director R. Glenn Hubbard        For       For          Management
1.4   Elect  Director W. Carl Kester          For       For          Management
1.5   Elect  Director Robert S. Salomon, Jr.  For       For          Management

========== END NPX REPORT